LEASES - Summary of maturities of operating lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Year ending December 31, 2024	$ 1,127
Year ending December 31, 2025	1,127
Year ending December 31, 2026	1,127
Year ending December 31, 2027	1,127
Year ending December 31, 2028	1,127
Over year ending December 31, 2028	30,213
Total future minimum lease payments	35,848
Less: amount representing interest	(22,507)
Present value of future minimum lease payments	13,341
Present value of future minimum lease payments current portion	(1,091)	$ (1,095)
Present value of future minimum lease payments non-current portion	$ 12,250	$ 13,499